PROPERTY, PLANT AND EQUIPMENT	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	As of December 31,
	2011	2010
Plant and building	8,029,268	7,721,664
Machinery and equipment	20,839,312	20,014,123
Office furniture and equipment	9,058,075	8,686,807
Transportation equipment	182,075	96,988

Total property, plant and equipment	38,108,730	36,519,582
Less: accumulated depreciation	(15,594,072)	(11,870,892)

Total property, plant and equipment, net	$22,514,658	$24,648,690

Depreciation for the years ended December 31, 2011 and 2010 was $3,197,237 and $3,035,963, respectively.

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT

As of September 30, 2012 and December 31, 2011, property, plant and equipment consisted of the following:

	September 30, 2012	December 31, 2011
	(Unaudited)
Plant and building	$8,069,881	$8,029,268
Machinery and equipment	20,982,760	20,839,312
Office furniture and equipment	9,202,043	9,058,075
Transportation equipment	182,996	182,075

Total property, plant and equipment	38,437,680	38,108,730
Less: accumulated depreciation	(18,137,487)	(15,594,072)

Total property, plant and equipment, net	$20,300,193	$22,514,658

Depreciation for the nine months ended September 30, 2012 and 2011 was $2,467,854 and $2,380,390, respectively. Depreciation for the three months ended September 30, 2012 and 2011 was $822,888 and $804,588, respectively.